SHORT TERM BANK LOANS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Short-term bank loans	$ 16,916,535	$ 17,714,928
Short Term Bank Loan Seventeen [Member]
Short-term Debt [Line Items]
Short-term bank loans		0
Short Term Bank Loan Eighteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		0
Short Term Bank Loan Nineteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		0
Short Term Bank Loan Twenty [Member]
Short-term Debt [Line Items]
Short-term bank loans		0
Short Term Bank Loan Twenty One [Member]
Short-term Debt [Line Items]
Short-term bank loans		0
Short Term Bank Loan Twenty Two [Member]
Short-term Debt [Line Items]
Short-term bank loans		0
Short Term Bank Loan Twenty Three [Member]
Short-term Debt [Line Items]
Short-term bank loans		$ 0
Short Term Bank Loans [Member]
Short-term Debt [Line Items]
Short-term bank loans			$ 17,714,928
Average interest rate	6.105%	6.182%
Interest expense, short term bank loans	$ 1,070,192	$ 1,017,345	1,943,115
Short Term Bank Loans [Member] | Short Term Bank Loan One [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 1,782,471	0
Annual rate	6.276%
Repayment date	Dec. 27, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Two [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 2,306,472	0
Annual rate	4.40%
Repayment date	Dec. 14, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Three [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 2,594,782	0
Annual rate	5.873%
Repayment date	Nov. 20, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Four [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 720,773	0
Annual rate	4.40%
Repayment date	Nov. 02, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Five [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 720,773	0
Annual rate	5.873%
Repayment date	Nov. 01, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Six [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 4,324,636	0
Annual rate	6.78%
Repayment date	Aug. 19, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 1,347,845	0
Annual rate	6.00%
Repayment date	Jun. 27, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Eight [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 1,441,545	0
Annual rate	6.00%
Repayment date	May 19, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Nine [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 140,551	0
Annual rate	6.60%
Repayment date	May 17, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Ten [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 95,142	0
Annual rate	6.60%
Repayment date	May 10, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Eleven [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 147,038	0
Annual rate	6.60%
Repayment date	Apr. 27, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Twelve [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 576,618	0
Annual rate	5.873%
Repayment date	Apr. 25, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Thirteen [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 207,582	0
Annual rate	6.60%
Repayment date	Mar. 28, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Fourteen [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 145,596	0
Annual rate	6.60%
Repayment date	Mar. 07, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Fifteen [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 119,648	0
Annual rate	6.60%
Repayment date	Feb. 09, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Sixteen [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 245,063	$ 0
Annual rate	6.60%
Repayment date	Jan. 04, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Seventeen [Member]
Short-term Debt [Line Items]
Short-term bank loans			2,772,771
Annual rate	5.44%
Repayment date		Dec. 24, 2016
Short Term Bank Loans [Member] | Short Term Bank Loan Eighteen [Member]
Short-term Debt [Line Items]
Short-term bank loans			3,388,943
Annual rate	4.40%
Repayment date		Dec. 02, 2016
Short Term Bank Loans [Member] | Short Term Bank Loan Nineteen [Member]
Short-term Debt [Line Items]
Short-term bank loans			5,186,623
Annual rate	6.216%
Repayment date		Dec. 01, 2016
Short Term Bank Loans [Member] | Short Term Bank Loan Twenty [Member]
Short-term Debt [Line Items]
Short-term bank loans			770,214
Annual rate	5.87%
Repayment date		Nov. 03, 2016
Short Term Bank Loans [Member] | Short Term Bank Loan Twenty One [Member]
Short-term Debt [Line Items]
Short-term bank loans			1,540,429
Annual rate	7.80%
Repayment date		Jun. 29, 2016
Short Term Bank Loans [Member] | Short Term Bank Loan Twenty Two [Member]
Short-term Debt [Line Items]
Short-term bank loans			2,515,520
Annual rate	6.60%
Repayment date		Jun. 06, 2016
Short Term Bank Loans [Member] | Short Term Bank Loan Twenty Three [Member]
Short-term Debt [Line Items]
Short-term bank loans			$ 1,540,429
Annual rate	6.95%
Repayment date		Apr. 16, 2016